Debt - Aggregate Future Debt Payments (Details) - USD ($) $ in Millions	Oct. 31, 2021	Jan. 31, 2021
Aggregate future debt payments
Fiscal 2021	$ 3.8
Fiscal 2022 / 2021	15.0	$ 13.0
Fiscal 2023 / 2022	15.0	13.0
Fiscal 2024 / 2023	15.0	13.0
Fiscal 2025 / 2024	$ 15.0	1,522.0
Fiscal 2025		$ 750.0